Fair Value Measurements - Schedule of Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Forward Purchase Agreement Warrant Liability [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line items]
Balance	$ 4
Change in fair value	(411)
Effect of amendments	975
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement	(96)
Balance	472
Forward Purchase Agreement Put Option Liability [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line items]
Balance	103
Change in fair value	(103)
Effect of amendments
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement
Balance